UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Metalmark Capital LLC
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Address: 1177 Avenue of Americas
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         40(th) Floor
         ------------
         New York, NY 10036
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Form 13F File Number: 28-11921
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kenneth F. Clifford
      ---------------------------------
Title: Chief Financial Officer
      ---------------------------------
Phone: (212) 823-1900
      ---------------------------------

Signature, Place, and Date of Signing:

        /s/ Kenneth F. Clifford         New York, New York    November 15, 2011
-------------------------------------- -------------------  -------------------
              [Signature]                   [City, State]         [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        4
                                          ---------------------
Form 13F Information Table Entry Total:   3
                                          ---------------------
Form 13F Information Table Value Total:   $104,916
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                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number  Name
01    28-  06238            MSCP III, LLC
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02    28-  11922            Morgan Stanley Capital Partners III, Inc.
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03    28-  11353            MSDW Capital Partners IV, LLC
-----      ---------------- -----------------------------------------
04    28-  11355            MSDW Capital Partners IV, Inc.
-----      ---------------- -----------------------------------------


                                                   FORM 13F INFORMATION TABLE

    COLUMN 1       COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5              COLUMN 6
                                           VALUE    SHRS OR         SH/    PUT/   INVESTMENT
 NAME OF ISSUER TITLE OF CLASS    CUSIP  (X$1000)   PRN AMT         PRN    CALL   DISCRETION
=============== ============== ========= ========= ============== =======  ====  ============
ENERSYS         COMMON         29275Y102  $ 1,169    58,410         SH           DEFINED
HOLDINGS INC
=============== ============== ========= ========= ============== ======= ====   ============
VANGUARD        COMMON         922036207  $ 76,354   7,515,136      SH           DEFINED
HEALTH
SYSTEMS INC
=============== ============== ========= ========= ============== ======= ====     ============
UNION DRILLING  COMMON         90653P105  $ 27,393   5,828,349      SH           DEFINED
INC
--------------- -------------- --------- --------- -------------- ------- ----     ------------

   COLUMN 7                COLUMN 8
    OTHER             VOTING AUTHORITY
   MANAGERS     SOLE       SHARED        NONE
 ============== ==== =================   =====

       -                58,410

 ==============  ==== ================= =====
 01, 02, 03, 04         7,515,136


 ==============  ==== ================= =====
     01, 02             5,828,349

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